[PHOTO OF PAUL MARANDETT]
Paul Marandett
Portfolio Manager
California Tax Exempt
Money Fund

[FREEDOM LOGO]

TO OUR SHAREHOLDERS

As was the case in mid-1997, a sharp slowdown in economic activity during the second quarter caused long term interest rates to remain at historically low levels. This year the short-term or money market sector has followed suit. Yields offered by tax exempt money funds fluctuated very little during the first half of the year. The seven day average yield on the Freedom California Tax Exempt Money Fund fluctuated within a relatively narrow range (2.85% to 3.00%) from December of last year until the end of the second quarter. These yields remain fairly comparable to most other California money funds. There was some yield volatility caused by the "January effect," which saw cash inflows into the Fund, and cash outflows occurred before "tax time" in late March and early April. Overall, however, the fundamentals of supply and demand remained fairly equal for the first quarter of 1998.

June, historically the heaviest in terms of tax exempt note issuance, saw new issue volume in California decline by over 10% (from $6.0 billion last year to $5.2 billion in June of 1998). Favorable economic conditions continue to allow governmental units to operate more on a pay-as-you-go basis thus lessening their need to issue notes except to ameliorate cash flow imbalances. Many California borrowers also began issuing 15-month notes, taking advantage of the low interest rate environment. Because 15-month notes are not money fund eligible, the reduced supply along with consistent demand combined in the second quarter to create an imbalance in the fundamentals thus driving interest rates even lower for California investors. Money fund assets have continued to grow, however, as investors reallocate some funds into the safety and liquidity of money market funds thereby exacerbating the supply/demand imbalance in the short term California market.

The average maturity for California tax exempt money funds has been around 43 days so far this year (the maximum allowed is 90 days). This historically short average maturity is a direct result of the short term markets' flat yield curve, a condition that has persisted for quite some time. Interest rates on 1-, 7- and 30-day variable rate securities have, on average, matched those offered by 3-, 6-, and 12-month securities for the last several quarters. The Freedom California Tax Exempt Money Fund has continued to maintain a shorter than average maturity in response to the flat yield curve. We anticipate very little change in this strategy for the near term. Should the short term yield curve begin to steepen, the Fund's present liquidity affords us the flexibility to lengthen the average maturity thus locking in higher yields. Our greatest concern, however, continues to be that of maintaining the superior credit quality of the individual securities which comprise the Freedom California Tax Exempt Money Fund.

Sincerely,

/s/ Paul Marandett

Paul Marandett
Portfolio Manager

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                        INVESTMENTS AS OF JUNE 30, 1998

                                  (UNAUDITED)

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
MUNICIPAL SECURITIES -- 103.96%
$2,890,000    Alameda County Multi-Family
                Mortgage Bonds (Quail Run
                Apts.) (FNMA) 3.00%
                7-01-98...................  $  2,890,000
 2,000,000    California C.P.
                (Commerzebank/Bank of
                America/Bank of Nova
                Scotia/National
                Westminster LOC's) 3.80%
                7-07-98...................     2,000,000
 1,000,000    California EDA (Bank of
                America LOC) 3.50% 7-01-
                98........................     1,000,000
              California Health Facilities
                Authority (Catholic Health
                Care)
   900,000      (MBIA/Morgan Guaranty)
                3.00% 7-01-98.............       900,000
 3,000,000    (MBIA/Rabobank) 3.00%
                7-01-98...................     3,000,000
 3,200,000    (Morgan Guaranty LOC) 3.00%
                7-01-98...................     3,200,000
 2,000,000    California Health Facilities
                Authority (Scripps)
                (MBIA/FNB Chicago) 3.20%
                7-01-98...................     2,000,000
 2,000,000    Carlsbad Multi-Family
                Mortgage Bonds (La Costa
                Apartments) (Bank of
                America LOC) 3.05% 7-01-
                98........................     2,000,000
 1,500,000    Concord Multi-Family
                Mortgage Bonds (Crossroads
                Apartments) (FNMA) 3.00%
                7-01-98...................     1,500,000
 1,300,000    Duarte Redevelopment Agency
                Series A (Bank of America
                LOC) 3.15% 7-02-98........     1,300,000
 1,000,000    Fremont MFHA (Creekside)
                (Kredietbank LOC) 3.10%
                7-02-98...................     1,000,000

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
              Irvine Assessment District
                Improvement Bonds
$1,000,000      (Bayerische Vereinsbank
                LOC) 3.30% 7-01-98........  $  1,000,000
 1,200,000    (Kredeitbank NV LOC) 3.30%
                7-01-98...................     1,200,000
              Irvine Ranch Water District
                Revenue Bonds
 7,600,000      (Bank of America LOC)
                3.30% 7-01-98.............     7,600,000
 1,400,000    (Toronto Dominion LOC) 3.30%
                7-01-98...................     1,400,000
 8,000,000    Kern County Public
                Facilities Proj. (Union
                Bank of Switzerland LOC)
                3.00% 7-01-98.............     8,000,000
              Los Angeles Capital Asset
                Leasing Corp. (West
                Deutsche Landesbank/
                Bayerische Landesbank/
                Morgan Guaranty LOC)
 1,000,000    3.50% 7-22-98...............     1,000,000
 2,000,000    3.55% 7-29-98...............     2,000,000
 2,580,000    Los Angeles County IDA (Hon
                Industries) (Morgan
                Guaranty LOC) 3.20% 7-01-
                98........................     2,580,000
   700,000    Los Angeles County Pension
                (AMBAC/Bank of Nova
                Scotia) 3.10% 7-01-98.....       700,000
 5,000,000    Los Angeles County TRANS
                4.50% 6-30-99.............     5,039,850
              Los Angeles DWAP (Toronto
                Dominion/Bank of Nova
                Scotia LOC)
 1,000,000    3.40% 7-06-98...............     1,000,000
 2,000,000    3.55% 9-04-98...............     2,000,000
 1,000,000    Los Angeles Wastewater
                System (Escrowed in U.S.
                Government Securities)
                7.625% 8-01-98............     1,023,392

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
$1,000,000    Los Angeles Wastewater
                System (Union Bank of
                Switzerland/Morgan
                Guaranty LOC) 3.55% 10-
                07-98.....................  $  1,000,000
 1,400,000    Orange County Health Systems
                Certificates of
                Participation (Flo.
                Crittenton) (Swiss Bank
                LOC) 3.20% 7-01-98........     1,400,000
 1,000,000    Orange County Housing
                Authority (Bear Brano
                Apartments) (Kredeitbank
                LOC) 3.10% 7-02-98........     1,000,000
 2,000,000    Orange County Housing
                Authority (Costa Mesa
                Project) (FNMA) 3.25% 7-
                01-98.....................     2,000,000
 6,400,000    Orange County Sanitation
                District (National
                Westminster LOC) 3.30% 7-
                01-98.....................     6,400,000
 2,000,000    Orange County Water District
                (National Westminster LOC)
                3.55% 7-01-98.............     2,000,000
 7,300,000    Palm Springs Community
                Redevelopment Agency
                (Citibank LOC) 3.25% 7-
                01-98.....................     7,300,000
 3,900,000    Puerto Rico Highway and
                Transportation Authority
                (AMBAC/Bank of Nova
                Scotia) 3.00% 7-01-98.....     3,900,000
 1,000,000    Sacramento County MFHA
                Revenue Bonds (Grouse Run)
                (Bank of America LOC)
                3.05% 7-02-98.............     1,000,000
 2,195,000    Sacramento County MFHA
                Revenue Bonds (Smoketree)
                (FNMA) 3.00% 7-01-98......     2,195,000

PRINCIPAL
  AMOUNT              DESCRIPTION              VALUE
----------            -----------              -----
$2,000,000    Sacramento Municipal
                Utilities District
                (Escrowed in U.S.
                Government Securities)
                7.875% 8-15-98............  $  2,050,486
 6,500,000    San Bernadino County
                Certificates of
                Participation (Canadian
                Imperial Bank of Commerce
                LOC) 3.15% 7-01-98........     6,500,000
 2,400,000    San Diego County TRANS
                (Canadian Imperial Bank of
                Commerce/Bank of Nova
                Scotia LOC) 4.50% 9-
                30-98.....................     2,404,056
 2,000,000    San Diego County USD TRANS
                4.50% 10-01-98............     2,005,043
 1,000,000    San Mateo County TRANS 4.50%
                7-01-98...................     1,000,000
 3,200,000    Santa Clara Electric Revenue
                Bonds (National
                Westminster LOC) 3.15% 7-
                01-98.....................     3,200,000
              Southern California MWD
                (WestDeutsche Landesbank
                LOC)
 2,000,000    3.65% 7-13-98...............     2,000,000
 2,000,000    3.50% 8-06-98...............     2,000,000
 2,000,000    3.40% 9-02-98...............     2,000,000
 1,000,000    Tulare County TRANS 4.25%
                6-30-99...................     1,005,480
 2,385,000    Vallejo Multi-Family
                Mortgage Bonds (FNMA)
                3.00% 7-01-98.............     2,385,000
                                            ------------
TOTAL INVESTMENTS -- 103.96%..............   110,078,307(a)
Other Assets & Liabilities,                   (4,196,107)
  Net -- (3.96)%..........................
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $105,882,200
                                            ============

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                                  (UNAUDITED)

Legend:
C.P. -- Commercial Paper
DWAP -- Department of Water & Power
EDA -- Economic Development Authority
IDA -- Industrial Development Authority
LOC -- Letter of Credit
MFHA -- Multifamily Housing Authority
MWD -- Metropolitan Water District
TRANS -- Tax and Revenue Anticipation Notes
USD -- Unified School District
Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FNMA -- Federal National Mortgage Association
MBIA -- Municipal Bond Investors Assurance

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 1998

                                  (UNAUDITED)

ASSETS
     Investments, at amortized cost.........................  $110,078,307
     Cash...................................................       245,049
     Receivable for Fund shares sold........................     1,288,489
     Interest receivable....................................       578,626
     Prepaid expenses.......................................           922
                                                              ------------
          TOTAL ASSETS......................................   112,191,393
                                                              ------------
LIABILITIES
     Payable for investments purchased......................     6,045,330
     Payable for Fund shares redeemed.......................        84,822
     Dividends payable......................................       121,829
     Accrued expenses:
        Investment adviser's fee............................        39,882
        Transfer agent and shareholder servicing fee........         9,530
        Trustees' fee.......................................         1,259
        Other...............................................         6,541
                                                              ------------
          TOTAL LIABILITIES.................................     6,309,193
                                                              ------------
NET ASSETS..................................................  $105,882,200
                                                              ============
NET ASSETS CONSIST OF:
     Capital paid in........................................  $105,879,992
     Accumulated net realized gain..........................         2,208
                                                              ------------
                                                              $105,882,200
                                                              ============
SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES
 AUTHORIZED)................................................   105,879,992
                                                              ------------
NET ASSET VALUE PER SHARE...................................  $       1.00
                                                              ============

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                            STATEMENT OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

INTEREST INCOME.............................................  $1,869,071
                                                              --------
EXPENSES
     Investment adviser's fee...............................   279,817
     Transfer agent & shareholder services..................    21,915
     Custodian..............................................    15,001
     Compensation of Trustees...............................     5,705
     Audit..................................................     8,975
     Legal..................................................     8,555
     Printing, postage and stationery.......................    10,195
     Membership dues........................................     1,681
     Registration expense...................................     1,640
     Insurance expense......................................     1,761
     Other..................................................       363
                                                              --------
     TOTAL EXPENSES BEFORE WAIVER...........................   355,608
     LESS: FEES WAIVED BY ADVISER...........................   (42,997)
                                                              --------
     TOTAL EXPENSES.........................................   312,611
     LESS: EXPENSE REDUCTIONS...............................   (13,601)
                                                              --------
NET EXPENSES................................................   299,010
                                                              --------
NET INVESTMENT INCOME.......................................  1,570,061
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,570,061
                                                              ========

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED            YEAR ENDED
                                                              JUNE 30, 1998*     DECEMBER 31, 1997
                                                              --------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
    Net investment income...................................  $    1,570,061      $     3,300,407
                                                              ---------------     ---------------
    Net increase in net assets resulting from operations....       1,570,061            3,300,407
                                                              ---------------     ---------------
 DIVIDENDS TO SHAREHOLDERS..................................      (1,570,061)          (3,300,407)
                                                              ---------------     ---------------
                                                                    --                  --
                                                              ---------------     ---------------
 CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
    Proceeds from sale of shares............................     162,771,646          336,774,555
    Net asset value of shares issued to shareholders in
     reinvestment of dividends..............................       1,425,706            3,231,270
    Cost of shares redeemed.................................    (173,043,701)        (340,613,921)
                                                              ---------------     ---------------
    Net decrease from capital share transactions............      (8,846,349)            (608,096)
                                                              ---------------     ---------------
    Net decrease in net assets..............................      (8,846,349)            (608,096)
NET ASSETS:
    Beginning of period.....................................     114,728,549          115,336,645
                                                              ---------------     ---------------
    End of period...........................................  $  105,882,200      $   114,728,549
                                                              ===============     ===============
DIVIDENDS TO SHAREHOLDERS PER SHARE.........................  $       0.0139      $        0.0297
                                                              ===============     ===============

------------
*Unaudited.

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

     NOTE 1. ACCOUNTING POLICIES. Freedom Group of Tax Exempt Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund. The Trust consists of two series: the Freedom California Tax Exempt Money Fund (the "Fund") and the Freedom Tax Exempt Money Fund. The financial statements of the Freedom Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. The Fund values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     The Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     Expenses. The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid by the Trust to each Trustee who is not an interested person of the Trust. No remuneration is paid by the Trust to any Trustee or officer of the Trust who is affiliated with Freedom Capital Management Corporation, the Trust's advisor.

     The Trust has entered into an insurance agreement with ICI Mutual Insurance Company, under which the Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

     The Fund has an agreement with the custodian bank under which $13,601 of custodian fees have been reduced by balance credits applied during the period ended June 30, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Fund to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. The Fund may focus its investments in certain industries. As a result, the Fund may be subject to a greater risk than a fund that is more fully diversified in various industries.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities").

     FCMC, the investment advisor of the Trust, furnishes the Fund with administration and other services and office facilities in Boston. For these services and facilities, the Fund pays a monthly fee, based upon the average daily net asset value of the Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Fund itself pays no salaries or compensation to any of its officers.

     FCMC may voluntarily waive part or all of its management fee for a period under the terms of the advisory agreement. Such waivers were provided to the Fund for the period ended June 30, 1998 and may be discontinued at any time.

     Sutro, Tucker Anthony and Freedom Distributors Corporation act as distributors of the Fund's shares and receive no compensation for such services. As sub-transfer agent, Freedom Services

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

Corporation received reimbursements of $8,837 for maintaining and servicing certain shareholder accounts for the period ended June 30, 1998.

     Effective as of June 16, 1998, Freedom Services Corporation succeeded John Hancock Signature Services, Inc. as transfer and shareholder services agent for the Fund.

     NOTE 3. Purchases and sales (including maturities) of investments for the period ended June 30, 1998 were as follows:

Purchases of investments.........................  $164,650,980
Sales of investments.............................  $168,445,000

     NOTE 4. CHANGE OF CONTROL TRANSACTION. On April 2, 1998, 7,400,000 shares of common stock of Freedom Securities were sold to the public in an initial public offering. As a consequence of this offering of stock, as well as an acquisition by Freedom Securities and the implementation of certain incentive and stock option plan, the previous controlling shareholder of Freedom Securities, Thomas H. Lee Equity Fund II, L.P. (and certain related entity shareholders), owns less than 25% of Freedom Securities stock. As a result of the occurrence of these transactions, Thomas H. Lee Equity Fund II, L.P. may no longer be deemed to control Freedom Securities and indirectly the Adviser. Accordingly, on May 20, 1998, a Special Meeting of Shareholders of the Fund was held to approve a new Advisory Agreement on behalf of the Fund.

                            OUR FINANCIAL HIGHLIGHTS

     The table of Financial Highlights below represents a summary history of our operations. The table expresses the information in terms of a single share outstanding throughout each period:

                                                                                                                  RATIO OF NET
                       NET ASSET                DIVIDENDS                                           RATIO OF       INVESTMENT
                         VALUE                     FROM      NET ASSET              NET ASSETS      EXPENSES         INCOME
                       BEGINNING      NET          NET         VALUE                    END        TO AVERAGE      TO AVERAGE
                          OF       INVESTMENT   INVESTMENT    END OF      TOTAL      OF PERIOD        DAILY          DAILY
    PERIOD ENDED        PERIOD     INCOME(a)      INCOME      PERIOD     RETURN**   (THOUSANDS)   NET ASSETS(a)    NET ASSETS
    ------------       ---------   ----------   ----------   ---------   --------   -----------   -------------   ------------
June 30, 1998++......    $1.00      $0.0139      $(0.0139)     $1.00      1.41%      $105,882     0.53%+(b)           2.81%+(c)
December 31, 1997....     1.00       0.0297       (0.0297)      1.00      3.02%       114,729        0.52%            2.97%
December 31, 1996....     1.00       0.0286       (0.0286)      1.00      2.90%       115,337        0.46%            2.86%
December 31, 1995....     1.00       0.0325       (0.0325)      1.00      3.29%        85,204        0.47%            3.25%
December 31, 1994....     1.00       0.0228       (0.0228)      1.00      2.32%        72,659        0.46%            2.28%
December 31, 1993....     1.00       0.0195       (0.0195)      1.00      1.96%        90,479        0.33%            1.95%
December 31, 1992....     1.00       0.0241       (0.0241)      1.00      2.45%        67,929        0.29%            2.41%
December 31, 1991....     1.00       0.0388       (0.0388)      1.00      3.94%        50,005        0.27%            3.89%
December 31, 1990*...     1.00       0.0183       (0.0183)      1.00      1.84%        32,381       0.34%+            5.28%+

------------
  + Annualized.

  ++ Unaudited.

(a) Net of fees waived by the Adviser which amounted to $.0004, $.0010, $.0011, $.0015, $.0018, $.0020, $.0028, $.0033 and $.0042 per share, respectively.

(b) Ratio of expenses to average daily net assets prior to expense credits was 0.56% and 0.55% for the periods ended June 30, 1998 and December 31, 1997, respectively.

 (c) Ratio of net investment income to average daily net assets prior to expense credits was 2.78% and 2.94% for the periods ended June 30, 1998 and December 31, 1997, respectively.

  * From commencement of operations, August 27, 1990.

 ** Total return would have been lower had the Adviser not waived fees and without credits allowed by the custodian. Periods less than a year are not annualized.

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTOR

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                              Telephone Toll Free
                                  800-453-8206


                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                           One World Financial Center
                               200 Liberty Street
                            New York, New York 10281

                              Telephone Toll Free
                                  800-453-8206

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                           GROUP OF MONEY FUNDS LOGO]

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom California Tax Exempt Money Fund.


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                                   CALIFORNIA

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                                   TAX EXEMPT
                                   MONEY FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998